Transactions with Related Parties, Thalassa (Details) - USD ($)			12 Months Ended
	Sep. 03, 2021	Sep. 03, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 30, 2019
Transactions with Related Parties [Abstract]
Proceeds from related party debt			$ 0	$ 0	$ 12,500,000
Repayment of loan			5,000,000	0	7,500,000
Accrued loan interest			0	405,000
Interest expense			204,167	305,000	162,500
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense			$ 204,167	305,000	162,500
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Face amount				5,000,000.0		$ 5,000,000.0
Proceeds from related party debt		$ 5,000,000.0
Interest rate			6.00%
Term of extension			6 months
Maturity date			Sep. 03, 2021
Repayment of loan	$ 5,000,000.0
Accrued loan interest	$ 609,167		$ 0	405,000
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense			$ 204,167	$ 305,000	$ 100,000